Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Dividends Payable
The following table presents a summary of the preferred stock dividends paid in 2013.

Preferred stock dividends (a)				Approximate dividend paid per share (in dollars)
	Declaration date	Record date	Payment date
Series A (b)	Oct. 16, 2013	Dec. 5, 2013	Dec. 20, 2013	$10.1111
	July 17, 2013	Sept. 5, 2013	Sept. 20, 2013	10.2222
	April 9, 2013	June 5, 2013	June 20, 2013	10.2222
	Jan. 16, 2013	March 5, 2013	March 20, 2013	10.0000
Series C (c)	Oct. 16, 2013	Dec. 5, 2013	Dec. 20, 2013	$0.3250
	July 17, 2013	Sept. 5, 2013	Sept. 20, 2013	0.3250
	April 9, 2013	June 5, 2013	June 20, 2013	0.3250
	Jan. 16, 2013	March 5, 2013	March 20, 2013	0.3250
Series D (d)	Oct. 16, 2013	Dec. 5, 2013	Dec. 20, 2013	$26.6250

(a)	Dividends are noncumulative.

(b)	Dividend per Normal Preferred Capital Security of Mellon Capital IV, each representing 1/100th interest in a share of Series A preferred stock.

(c)	Dividend per depositary share, each representing a 1/4,000th interest in a share of Series C preferred stock.

(d)	Dividend per depository share, each representing a 1/100th interest in a share of Series D preferred stock.

Preferred Stock Summary
BNY Mellon has 100 million authorized shares of preferred stock with a par value of $0.01. The table below summarizes BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2013 and Dec. 31, 2012.

Preferred stock summary			Liquidation preference per share (in dollars)	Total shares issued and outstanding
						Carrying value (a)
(dollars in millions, unless otherwise noted)		Per annum dividend rate		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Series A	Noncumulative Perpetual Preferred Stock	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	$100,000	5,001	5,001	$500	$500
Series C	Noncumulative Perpetual Preferred Stock	5.2%	$100,000	5,825	5,825	568	568
Series D	Noncumulative Perpetual Preferred Stock	4.50% commencing Dec. 20, 2013 to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	$100,000	5,000	—	494	—
Total				15,826	10,826	$1,562	$1,068

(a)	The carrying value of the Series C and Series D preferred stock is recorded net of issuance costs.

Consolidated and Largest Bank Subsidiary Capital Ratios
The Bank of New York Mellon, capital ratios are shown below.

Consolidated and largest bank subsidiary capital ratios (a)	Dec. 31,
	2013	2012
Consolidated capital ratios:
Tier 1 capital to risk-weighted assets ratio	16.2%	15.0%
Total capital to risk-weighted assets ratio	17.0	16.3
Leverage	5.4	5.3
The Bank of New York Mellon capital ratios:
Tier 1 capital to risk-weighted assets ratio	14.6%	14.0%
Total capital to risk-weighted assets ratio	15.1	14.6
Leverage	5.3	5.4

(a)
Determined under Basel I rules. Includes full capital credit for certain capital instruments outstanding at Dec. 31, 2013. A phase-out of non-qualifying instruments began on Jan. 1, 2014. For BNY Mellon to qualify as “well capitalized,” its Basel I Tier 1 and Total (Tier 1 plus Tier 2) capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its Basel I Tier 1, Total and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon to qualify as “adequately capitalized,” Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

Amounts of Capital by Which BNY Mellon and Our Largest Bank Subsidiary, The Bank of New York Mellon, Exceed Well Capitalized Guidelines
At Dec. 31, 2013, the amounts of capital by which BNY Mellon and The Bank of New York Mellon, exceed the Basel I “well capitalized” thresholds are as follows:

Capital above thresholds at Dec. 31, 2013
(in millions)	Consolidated	The Bank of New York Mellon
Tier 1 capital	$11,535	$8,320
Total capital	7,896	4,880
Leverage	1,495	688

Components of Tier 1 and Total Risk-Based Capital
The following table presents the components of our Basel I Tier 1 and Total risk-based capital, the Basel I risk-weighted assets as well as average assets used for leverage capital purposes at Dec. 31, 2013 and 2012.

Components of Basel I Tier 1 and total risk-based capital (a)	Dec. 31,
(in millions)	2013	2012
Tier 1 capital:
Common shareholders’ equity	$35,959	$35,363
Preferred stock	1,562	1,068
Trust preferred securities	330	623
Adjustments for:
Goodwill and other intangibles (b)	(20,001)	(20,445)
Pensions/cash flow hedges	891	1,454
Securities valuation allowance	(387)	(1,350)
Merchant banking investments	(19)	(19)
Total Tier 1 capital	18,335	16,694
Tier 2 capital:
Qualifying unrealized gains on equity securities	1	2
Qualifying subordinated debt	550	1,058
Qualifying allowance for credit losses	344	386
Total Tier 2 capital	895	1,446
Total risk-based capital	$19,230	$18,140
Total risk-weighted assets	$113,322	$111,180
Average assets for leverage capital purposes	$336,787	$315,273

(a)	On a regulatory basis as determined under Basel I rules.

(b)
Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,222 million at Dec. 31, 2013 and $1,310 million at Dec. 31, 2012 and deferred tax liabilities associated with tax deductible goodwill of $1,302 million at Dec. 31, 2013 and $1,130 million at Dec. 31, 2012.